CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT) (Parenthetical) (USD $)	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT)
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01